Eaton Vance

Greater China Growth Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
China — 65.1%

Food Products — 12.0%
China Mengniu Dairy Co., Ltd.	550,000	$2,766,135
Dali Foods Group Co., Ltd.(1)	4,284,500	2,653,394
Foshan Haitian Flavouring & Food Co., Ltd., Class A	67,320	1,627,420
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	619,318	3,548,223
Tingyi (Cayman Islands) Holding Corp.	1,502,000	2,537,202

		$13,132,374

Gas Utilities — 2.6%
China Resources Gas Group, Ltd.	590,000	$2,843,611

		$2,843,611

Health Care Equipment & Supplies — 0.3%
AK Medical Holdings, Ltd.(1)	202,000	$318,218

		$318,218

Health Care Providers & Services — 3.7%
Dian Diagnostics Group Co., Ltd., Class A	306,200	$1,540,413
Sinopharm Group Co., Ltd., Class H	1,028,000	2,544,557

		$4,084,970

Hotels, Restaurants & Leisure — 3.1%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,399,000	$2,748,100
Yum China Holdings, Inc.	11,367	640,871

		$3,388,971

Household Durables — 9.0%
Haier Electronics Group Co., Ltd.	1,445,000	$6,888,474
Zhejiang Supor Co., Ltd., Class A	272,925	2,902,974

		$9,791,448

Insurance — 7.9%
China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$2,318,924
Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	6,263,024

		$8,581,948

Interactive Media & Services — 10.4%
Tencent Holdings, Ltd.	156,100	$11,379,328

		$11,379,328

IT Services — 4.8%
Beijing Sinnet Technology Co., Ltd., Class A	516,300	$1,500,225
TravelSky Technology, Ltd., Class H	1,630,000	3,688,452

		$5,188,677

Security	Shares	Value
Marine — 1.4%
SITC International Holdings Co., Ltd.	805,000	$1,543,974

		$1,543,974

Personal Products — 1.1%
BYHEALTH Co., Ltd., Class A	320,000	$1,220,218

		$1,220,218

Professional Services — 2.1%
Centre Testing International Group Co., Ltd., Class A	643,372	$2,314,465

		$2,314,465

Real Estate Management & Development — 0.7%
China Overseas Land & Investment, Ltd.	326,000	$793,741

		$793,741

Software — 0.6%
Beijing SuperMap Software Co., Ltd., Class A	221,400	$681,532

		$681,532

Textiles, Apparel & Luxury Goods — 2.3%
ANTA Sports Products, Ltd.	185,000	$2,510,444

		$2,510,444

Transportation Infrastructure — 0.5%
Shanghai International Airport Co., Ltd., Class A	47,100	$562,318

		$562,318

Wireless Telecommunication Services — 2.6%
China Mobile, Ltd.	476,500	$2,842,419

		$2,842,419

Total China (identified cost $44,712,005)		$71,178,656

Hong Kong — 21.0%

Capital Markets — 4.6%
Hong Kong Exchanges & Clearing, Ltd.	101,121	$5,022,367

		$5,022,367

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 3.0%
Link REIT	376,500	$3,291,773

		$3,291,773

Food & Staples Retailing — 0.7%
Dairy Farm International Holdings, Ltd.	197,294	$799,217

		$799,217

Food Products — 0.9%
Vitasoy International Holdings, Ltd.	242,000	$993,500

		$993,500

Hotels, Restaurants & Leisure — 2.1%
Sands China, Ltd.	562,400	$2,298,601

		$2,298,601

Insurance — 8.9%
AIA Group, Ltd.	885,000	$9,712,328

		$9,712,328

Textiles, Apparel & Luxury Goods — 0.8%
Samsonite International S.A.(1)(2)	539,100	$871,682

		$871,682

Total Hong Kong (identified cost $13,175,362)		$22,989,468

Taiwan — 11.7%

Banks — 0.5%
CTBC Financial Holding Co., Ltd.	781,881	$525,904

		$525,904

Electronic Equipment, Instruments & Components — 0.7%
Largan Precision Co., Ltd.	7,000	$791,658

		$791,658

Food & Staples Retailing — 2.0%
President Chain Store Corp.	243,000	$2,207,120

		$2,207,120

Insurance — 0.6%
Cathay Financial Holding Co., Ltd.	469,929	$666,037

		$666,037

Security	Shares	Value
Multiline Retail — 1.2%
Poya International Co., Ltd.	63,462	$1,332,153

		$1,332,153

Semiconductors & Semiconductor Equipment — 6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$7,299,624

		$7,299,624

Total Taiwan (identified cost $5,204,890)		$12,822,496

Total Common Stocks — 97.8% (identified cost $63,092,257)		$106,990,620

Other Assets, Less Liabilities — 2.2%		$2,458,542

Net Assets — 100.0%		$109,449,162

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $6,591,394 or 6.0% of the Fund’s net assets.

(2)	Non-income producing security.

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$14,221,747		$—	$14,221,747
Consumer Discretionary	640,871	19,552,428		—	20,193,299
Consumer Staples	—	18,352,429		—	18,352,429
Financials	—	24,508,584		—	24,508,584
Health Care	—	4,403,188		—	4,403,188
Industrials	—	4,420,757		—	4,420,757
Information Technology	—	13,961,491		—	13,961,491
Real Estate	—	4,085,514		—	4,085,514
Utilities	—	2,843,611		—	2,843,611
Total Common Stocks	$640,871	$106,349,749	*	$—	$106,990,620
Total Investments	$640,871	$106,349,749		$—	$106,990,620

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.